Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares Underlying Options
Beginning Balance		1,473	750	1,864
Granted		616	773	1,057
Forfeited		(30)	(50)	(210)
Exercised		(531)		(1,961)
Ending Balance		1,528	1,473	750	1,864
Fully vested and expected to vest at December 31, 2017		1,479
Exercisable at December 31, 2017		95
Weighted-Average Exercise Price
Beginning Balance		$ 0.80	$ 0.01	$ 0.01
Granted		3.40	1.62	0.01
Forfeited		0.01	1.62	0.01
Exercised		3.40		0.01
Ending Balance		0.96	0.80	0.01	$ 0.01
Fully vested and expected to vest at December 31, 2017		0.93
Exercisable at December 31, 2017		1.62
Weighted-Average Grant-Date Fair Value
Beginning Balance		0.48	0.15	0.15
Granted		1.63	0.82	0.15
Forfeited		0.15	0.87	0.15
Exercised		1.66		0.15
Ending Balance		0.54	$ 0.48	$ 0.15	$ 0.15
Fully vested and expected to vest at December 31, 2017		0.52
Exercisable at December 31, 2017		$ 0.66
Aggregate Intrinsic Value
Aggregate Intrinsic Value, outstanding	[1]	$ 7,319	$ 3,829	$ 1,208
Aggregate Intrinsic Value, Fully vested and expected to vest at December 31, 2017	[1]	7,124
Aggregate Intrinsic Value, Exercisable at December 31, 2017	[1]	$ 169
Weighted-Average Remaining Contract Term (Years)
Outstanding		7 years 7 months 6 days	8 years 6 months	8 years 9 months 18 days	9 years 10 months 24 days
Fully vested and expected to vest at December 31, 2017		7 years 7 months 6 days
Exercisable at December 31, 2017		8 years 1 month 6 days

[1]	Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options at the date of measurement.